Investment Strategy	Oct. 31, 2024
(AllianzIM U.S. Large Cap Buffer10 Oct ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2025, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or September 30, 2025. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Oct ETF	OCTT	October 1, 2025, to September 30, 2026	12.50% - 15.50% (before management fee) 11.76% - 14.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	OCTW	October 1, 2025, to September 30, 2026	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	October 1, 2025, to March 31, 2026	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap Buffer20 Oct ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2025, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or September 30, 2025. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Oct ETF	OCTT	October 1, 2025, to September 30, 2026	12.50% - 15.50% (before management fee) 11.76% - 14.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	OCTW	October 1, 2025, to September 30, 2026	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	October 1, 2025, to March 31, 2026	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on September 30, 2025, following which each Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or September 30, 2025. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Oct ETF	OCTT	October 1, 2025, to September 30, 2026	12.50% - 15.50% (before management fee) 11.76% - 14.76% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	OCTW	October 1, 2025, to September 30, 2026	8.25% - 11.25% (before management fee) 7.51% - 10.51% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	SIXO	October 1, 2025, to March 31, 2026	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the new Outcome Period, or September 30, 2025. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	FLAO	October 1, 2025, to March 31, 2026	4.25% - 7.25% (before management fee) 3.88% - 6.88% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Equity Buffer100 Protection ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to a “Participation Rate” that represents the rate at which the Fund will seek to track the positive share price returns of the SPDR® S&P 500® ETF Trust over the Outcome Period.

The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Participation Rate will reset. The Fund’s Participation Rate is not determined until after the end of the last market day prior to the initial Outcome Period, or September 30, 2025.

As of the date of this Supplement, the Participation Rate for the Fund for the new Outcome Period is expected to be within the range shown in the table below, taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Participation Rate Range
AllianzIM U.S. Equity Buffer100 Protection ETF	AIOO	October 1, 2025, to December 31, 2025	20.50% - 25.50%

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Participation Rate range provided here is based upon market conditions as of the date of this Supplement. The final Participation Rate could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Participation Rate is established.

(AllianzIM U.S Equity Buffer15 ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period.

The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day prior to the new Outcome Period, or September 30, 2025.

As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer15 ETF	QBSF	October 1, 2025, to December 31, 2025	1.00% - 4.00% (before management fee) 0.84% - 3.84% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF)
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund’s current Outcome Period will end on September 30, 2025, following which the Fund will reset and commence its new Outcome Period on October 1, 2025, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the new Outcome Period, or September 30, 2025.

As of the date of this Supplement, the Spread for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	OCTU	October 1, 2025, to September 30, 2026	3.85% - 4.85% (before management fee) 4.59% - 5.59% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.